EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders Equity Note [Abstract]
EQUITY
20.	EQUITY

The Company issued 77,000, 12,000, and nil shares respectively in 2013, 2012 and 2011 from its treasury shares to the employees who exercised their stock options.

The Company’s convertible preferred stock (“preferred stock”) is convertible at any time into common shares at the rate of 1-to-1 and each share of preferred stock entitles its holder to the same number of votes as a Common Share. In the event of the Company’s liquidation, dissolution or winding up, the holders of preferred stock are entitled to a preference over the holders of common shares in the distribution of assets in an amount equal to the sum of: (i) US$2.188 per share, and (ii) an amount equal to declared but unpaid dividends on each such share. There was no outstanding preferred shares at the end of December 31, 2013.

(a)	1997 Stock Option Plan

A total of 1,000,000 common shares have been reserved for issuance under the Company’s 1997 Stock Option Plan. The 1997 Stock Option Plan provides for options to employees, officers, directors and consultants of the Group. The 1997 Stock Option Plan, which was established in October 1997, is administered by the board of directors or a committee appointed by the board, which determines the terms of options granted, including the exercise price, the number of shares subject to the option and the option’s exercisability.  The exercise price of all options granted under the 1997 Stock Option Plan must be at least equal to the fair market value of each share on the date of grant. The vesting period is determined in each stock option agreement. Options shall be fully vested and become exercisable at the date vested. The maximum term of options granted under the 1997 Stock Option Plan is 10 years. We used the intrinsic value method under APB 25 and recognized no expense for options granted under this plan.

(b)	Stock option transactions under 1997 Stock Option Plan

During 2013 and 2012 certain employees exercised stock options to purchase an aggregate of 100,000 shares and 12,000 shares of the Company’s common shares respectively. The Company received US$ 215,400 in 2013 and US$21,300 in 2012 from these exercises.  No options were exercised under this plan in 2011.

(c)	2006 Stock Option Plan

In October 2006, the Company adopted the 2006 Stock Option Plan, under which 600,000 common shares have been reserved for issuance. The 2006 Stock Option Plan provides for options to employees, officers, directors and consultants of the Group. The 2006 Stock Option Plan is administered by the board of directors or a committee appointed by the board, which determines the terms of options granted, including the exercise price, the number of shares subject to the option and the option’s exercisability. The exercise price of all options granted under the 2006 Stock Option Plan must be at least equal to the fair market value of a Common Share on the date of grant.  Options shall be fully vested and become exercisable on the date of vesting. The vesting period is determined in each stock option agreement. The maximum term of options granted under the 2006 Stock Option Plan is 10 years. We measure the fair value of each stock option grant at the date of grant using a Black-Scholes option pricing model.

(d)	Stock option transactions under the 2006 Stock Option Plan

In March 2011, the Company issued stock options to purchase 44,000 common shares. Options granted are exercisable at the price of US$ 10.83 per share and expire 5 years from the date of grant.

In March 2012, the Company issued stock options to purchase 132,166 common shares to its directors and certain employees. These options are exercisable at the price of US$ 8.34 per share and will expire on September 7, 2016.

In June 2012, one employee exercised his options to purchase 12,000 common shares. The Company received US$ 21,300 from this exercise.

 In March 2013, the Company issued stock options to purchase 61,800 common shares to its directors and certain employees. These options are exercisable at the price of US$ 5.53 per share and will expire on March 3, 2022.

In October 2013, the Company issued stock options to purchase 91,200 common shares to its directors and certain employees. These options are exercisable at the price of US$ 6.25 per share and will expire on October 7, 2016.

                (e)   Common Shares Reserved for Options  and Preferred Stock.

	December 31, 2013	December 31, 2012

Stock options	548,366	586,566
Preferred stock	-	-

Total	548,366	586,566

                (f)   Stock Option Valuation

We measure the fair value of each stock option grant at the date of grant using a Black-Scholes option pricing model. The Black-Scholes option pricing model was developed for use in estimating the fair value of traded options, including expected volatility, expected life, expected dividend rate and expected risk-free rate of return.  The weighted-average exercise price for options outstanding as of December 31, 2013 was US$ 7.49. The weighted-average remaining contractual life of those options is 1 year.

                        The following assumptions were used for calculating fair value of stock options:

	December 31,	December 31,	December 31
	2013	2012	2011
Risk -free interest rate	0.40% to 0.75%	0.55% to 1.62%	1.22% to 1.62%
Average expected term (years)	3	3	3
Dividend yield	2.40%	1.62%	1.31%
Expected volatility	44.9% to 63.48%	57.73% to 68.65%	68.65% to 72.65%

The Company’s calculation of expected volatility for the year ended December 31, 2013 was based on the historical volatility of the Company’s stock price. We have adopted the guidance of ASC 718-10-S99-1 for purposes of determining the expected term for stock options. Due to limited historical data to rely upon, we use the “simplified” method in developing an estimate of expected term for stock options per ASC 718-10-S99-1.   The interest rate is based on the U.S. Treasury yields in effect at the time of grant. While we believe that these assumptions are reasonable, actual experience may differ materially from these assumptions.

(g)   Option Award Activity

A summary of the Company’s stock option activities, and related information for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013		2012		2011
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise price
		US$		US$		US$

Outstanding at beginning of year	586,566	7.74	498,566	7.52	454,566	7.02
Granted	153,000	5.96	132,166	8.34	44,000	10.83
Exercised	(100,000)	2.15	(12,000)	1.775	-	-
Cancelled	-	-	-	-	-	-
Forfeited	(91,200)	-	(32,166)	-	-	-
Outstanding at the end of year	548,366	7.49	586,566	7.74	498,566	7.52
Exercisable at the year end	457,166	7.74	454,400	7.56	321,366	7.00

Weighted average grant-date fair value of options granted during the year		US$5.96		US$8.34		US$10.83

A summary of the status of the Company’s nonvested shares for the years ended December 31, 2013, 2012, 2011 are as follows

		Weighted-Average
		Grant-Date
Nonvested Shares	Shares	Fair Value (US$)
Nonvested at January 1, 2011	143,400	7.96
Granted	44,000	10.83
Vested	(10,200)	11.65
Forfeited	-	-
Nonvested at December 31, 2011	177,200	8.46
Granted	132,166	8.34
Vested	(177,200)	8.46
Forfeited	-	9.04
Nonvested at December 31, 2012	132,166	8.34
Granted	153,000	5.96
Vested	(223,366)	7.44
Forfeited	-	-
Nonvested at December 31, 2013	61,800	$ US$5.53

The Company recognized approximately RMB 1.4 million, RMB 2.6 million and RMB 2.4 million of compensation cost for the years ended December 31, 2013, 2012 and 2011, respectively.  No income tax benefit was recognized for the years ended December 31, 2013, 2012 and 2011. The total intrinsic value of options exercised during the years ended December 31, 2013, 2012 and 2011 was RMB 3.9 million  , RMB 0.3 million and RMB nil respectively. The total intrinsic value of options outstanding during the year ended December 31, 2013 was RMB 3.8 million.  The total fair value of shares vested during the years ended December 31, 2013, 2012 and 2011 were approximately RMB 10.2 million , RMB 9.4 million and RMB nil million respectively.  Total compensation cost related to nonvested stock options that are not recognized at the end of December 31, 2013 and will be recognized in future years is RMB nil.

The following table summarizes information with respect to options outstanding at December 31, 2013:

		Outstanding
	Options	Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life (in years)

US$ 3.67	16,000	0.04
US$7.68	203,200	0.1
US$10.83	44,000	2.2
US$8.34	132,166	2.7
US$ 5.53	61,800	8.2
US$ 6.25	91,200	2.8
	548,366	0.97